UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:   Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

    Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae (a):
0.15%, 9/03/13	$10,000	$9,998,625
0.11%, 1/27/14	10,581	10,575,213
0.16%, 1/27/14	3,500	3,497,303
Fannie Mae Variable Rate Notes (b):
0.16%, 11/08/13	10,000	9,999,178
0.16%, 2/27/15	15,000	14,994,058
0.16%, 8/05/15	11,000	10,995,528
Federal Farm Credit Bank Discount Notes (a):
0.17%, 12/02/13	23,000	22,986,641
0.13%, 1/06/14	15,000	14,991,442
Federal Farm Credit Bank Variable Rate Notes (b):
0.12%, 11/08/13	6,000	5,999,837
0.29%, 11/27/13	20,000	20,000,000
0.12%, 1/21/14	13,000	12,997,844
0.14%, 3/07/14	50,000	49,997,242
Federal Home Loan Bank Bonds:
0.14%, 8/28/13	12,500	12,499,791
0.23%, 8/28/13	5,000	4,999,989
0.50%, 8/28/13	5,000	5,001,082
0.14%, 9/05/13	7,000	6,999,977
0.10%, 10/30/13	22,000	21,999,351
0.10%, 11/08/13	12,500	12,499,582
0.18%, 1/02/14	10,000	9,999,470
0.12%, 1/30/14	6,000	5,999,631
0.18%, 3/05/14	5,000	4,999,480
0.18%, 3/06/14	20,000	19,999,085
0.13%, 3/19/14	20,000	19,995,982
0.13%, 4/11/14	10,000	9,997,250
0.18%, 7/18/14	10,000	9,998,942
Federal Home Loan Bank Discount Notes (a):
0.10%, 10/21/13	10,000	9,997,750
0.10%, 10/30/13	12,000	11,997,000
0.12%, 1/02/14	10,000	9,994,867
0.12%, 4/29/14	8,200	8,192,593
0.12%, 4/30/14	10,900	10,890,117
Federal Home Loan Bank Variable Rate Notes (b):
0.08%, 1/27/14	13,000	12,994,746
0.15%, 2/25/14	25,000	24,995,679
0.14%, 2/28/14	20,000	19,998,289
0.17%, 3/06/14	15,000	14,999,126
0.14%, 5/09/14	18,000	17,999,633
0.13%, 6/06/14	25,000	25,000,000
0.16%, 6/17/14	20,000	19,996,426
0.16%, 6/26/14	10,000	10,000,269
0.14%, 12/19/14	12,500	12,498,250
0.18%, 7/16/15	10,000	10,000,000
Freddie Mac Bonds, 0.38%, 10/30/13	10,016	10,021,580
Freddie Mac Discount Notes (a):
0.13%, 8/01/13	15,000	15,000,000
0.10%, 10/15/13	40,000	39,991,250
0.11%, 10/15/13	10,000	9,997,708
US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (concluded):
0.12%, 1/06/14	$3,428	$3,426,195
0.11%, 1/21/14	30,000	29,984,142
0.11%, 1/23/14	20,000	19,989,306
0.12%, 1/27/14	5,000	4,997,141
0.11%, 1/28/14	20,000	19,989,000
0.13%, 2/11/14	10,350	10,342,749
0.18%, 2/24/14	5,000	4,994,825
0.12%, 3/12/14	5,000	4,996,283
Freddie Mac Variable Rate Notes (b):
0.32%, 9/03/13	30,000	29,999,453
0.13%, 9/13/13	50,000	49,996,429
Total US Government Sponsored Agency Obligations — 50.2%		805,303,329

US Treasury Obligations
US Treasury Bills, 0.20%, 8/22/13 (a)	12,000	11,998,635
US Treasury Notes:
0.50%, 11/15/13	20,000	20,017,659
0.25%, 1/31/14	40,000	40,013,038
1.25%, 2/15/14	8,000	8,046,616
0.25%, 2/28/14	15,000	15,006,490
0.25%, 4/30/14	16,100	16,110,604
Total US Treasury Obligations — 6.9%		111,193,042

Repurchase Agreements
Barclays Capital, Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $20,000,039, collateralized by a US Treasury Note, 0.25% due 7/31/15, par and fair values of $20,432,000 and $20,400,065, respectively)	20,000	20,000,000
Total Value of Barclays Capital, Inc. (collateral value of $20,400,065)		20,000,000
Citigroup Global Markets, Inc., 0.04%, 8/01/13 (Purchased on 7/25/13 to be repurchased at $30,000,233, collateralized by various US Government Sponsored Agency Obligations, 2.46% - 6.96% due 5/20/34 - 6/25/43, par and fair values of $554,649,854 and $32,308,138, respectively)	30,000	30,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,063, collateralized by various US Government Sponsored Agency Obligations, 1.13% - 19.47% due 11/15/36 - 9/16/51, par and fair values of $424,809,464 and $26,849,423, respectively)	$25,000	$25,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $59,157,561)		55,000,000
Credit Suisse Securities (USA) LLC, 0.05%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $20,000,028, collateralized by a US Treasury Note, 1.75% due 1/31/14, par and fair values of $20,235,000 and $20,403,355, respectively)	20,000	20,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 9/19/13 (Purchased on 7/31/13 to be repurchased at $12,008,457, collateralized by US Government Sponsored Agency Obligations, 1.02% - 6.06% due 2/15/16 - 12/10/49, par and fair values of $85,932,496 and $12,788,151, respectively)	12,000	12,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $33,191,506)		32,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $34,242,532, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.41% due 12/20/41 - 7/01/43, par and fair values of $36,388,006 and $32,282,583, respectively)	$75,000	75,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/23/13 (Purchased on 7/25/12 to be repurchased at $41,096,061, collateralized by various US Government Sponsored Agency Obligations, 1.75% - 6.41% due 11/01/18 - 02/25/43, par and fair values of $ 75,283,735 and $42,418,344, respectively)	41,090	41,090,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 10/11/13 (Purchased on 7/15/13 to be repurchased at $34,242,532, collateralized by various US Government Sponsored Agency Obligations, 3.5% - 6.41% due 12/20/41 - 7/01/43, par and fair values of $36,388,006 and $35,282,583, respectively)	$34,235	$34,235,000
Deutsche Bank Securities, Inc., 0.08%, 10/15/13 (Purchased on 7/16/13 to be repurchased at $35,007,078, collateralized by various US Government Sponsored Agency Obligations, 1.83% - 6.41% due 10/01/26 - 1/01/42, par and fair values of $174,842,923 and $36,459,278, respectively)	35,000	35,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $146,442,788)		185,325,000
Goldman Sachs & Co., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $50,000,083, collateralized by various US Treasury Notes and STRIPS, 1.00% - 6.88& due 10/31/16 - 5/15/43, par and fair values of $47,086,735 and $51,000,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.05%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $38,160,371, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.00% due 2/15/33 - 4/20/43, par and fair values of $74,292,558 and $38,923,200, respectively)	38,160	38,160,000
Goldman Sachs & Co., 0.12%, 8/06/13 (Purchased on 7/30/13 to be repurchased at $27,260,636, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 6.00% due 7/20/38 - 5/20/43, par and fair values of $44,377,427 and $27,805,200, respectively)	27,260	27,260,000
Total Value of Goldman Sachs & Co. (collateral value of $117,728,400)		115,420,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.07%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,049, collateralized by various US Government Sponsored Agency Obligations, 2.50% - 10.00% due 9/15/15 - 7/15/43, par and fair values of $54,576,848 and $25,502,318, respectively)	$25,000	$25,000,000
HSBC Securities (USA), Inc., 0.10%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $10,000,028, collateralized by a US Government Sponsored Agency Obligation, 3.50% due 2/01/43, par and fair values of $10,380,000 and $10,302,951, respectively)	10,000	10,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $35,805,269)		35,000,000
JPMorgan Chase & Co., 0.16%, 8/02/13 (Purchased on 5/15/13 to be repurchased at 40,013,167, collateralized by various US Government Sponsored Agency Obligations, 1.75% - 7.50% due 11/20/27 - 7/20/43, par and fair values of $63,305,211 and $40,805,063, respectively)	40,000	40,000,000
JPMorgan Securities, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $30,000,050, collateralized by a US Treasury Note, 1.0% due 3/31/17, par and fair values of $30,385,000 and $30,600,230, respectively)	30,000	30,000,000
Total Value of JPMorgan Securities, Inc. (collateral value of $71,405,293)		70,000,000
Merrill Lynch, Pierce, Fenner & Smith, 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,056, collateralized by various US Government Sponsored Agency Obligations, 1.87% - 4.91% due 3/20/60 - 7/20/63, par and fair values of $307,490,610 and $27,750,000, respectively)	25,000	25,000,000
Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, 0.07%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $28,640,390, collateralized by various US Government Sponsored Agency Obligations, 0.66% - 4.02% due 2/16/50 - 7/20/63, par and fair values of $1,004,098,960 and $31,790,400, respectively)	$28,640	$28,640,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith (collateral value of $59,540,400)		53,640,000
Morgan Stanley & Co., Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,487,167, collateralized by US Treasury obligations and STRIPS, 0.75% - 6.88% due 7/15/14 - 5/15/43, par and fair values of $100,459,935 and $102,496,774, respectively)	100,487	100,487,000
Morgan Stanley & Co., Inc., 0.08%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,056, collateralized by US government sponsored agency obligations, 2.42% - 9.00% due 1/01/17 - 7/01/43, par and fair values of $36,570,627 and $25,750,000, respectively)	25,000	25,000,000
Total Value of Morgan Stanley & Co., Inc. (collateral value of $128,246,774)		125,487,000
RBS Securities, Inc., 0.06%, 8/01/13 (Purchased on 7/31/13 to be repurchased at 25,394,042, collateralized by a US Treasury STRIPS, 0.13% due 4/15/18, par and fair values of $24,935,000 and $25,905,222, respectively)	25,394	25,394,000
Total Value of RBS Securities, Inc. (collateral value of $25,905,222)		25,394,000
Total Repurchase Agreements — 44.8%		717,266,000
Total Investments (Cost — $1,633,762,371*) — 101.9%		1,633,762,371
Liabilities in Excess of Other Assets — (1.9)%		(30,533,958)

Net Assets — 100.0%		$1,603,228,413

*	Cost for federal income tax purposes.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	3

Schedule of Investments (concluded)	FFI Government Fund

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,633,762,371	—	$1,633,762,371

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, a bank overdraft of $2,838 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$2,207,089,242
Total Investments (Cost — $2,207,089,242) — 100.0%	2,207,089,242
Liabilities in Excess of Other Assets — (0.0)%	(208,692)

Net Assets — 100.0%	$2,206,880,550

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,207,089,242 and 39.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments July 31, 2013 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,513,757,671
Total Investments (Cost — $1,513,757,671) — 100.0%	1,513,757,671
Liabilities in Excess of Other Assets — (0.0)%	(37,452)

Net Assets — 100.0%	$1,513,720,219

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,513,757,671 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments July 31, 2013 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$8,832,390,734
Total Investments (Cost — $8,832,390,734) — 100.0%	8,832,390,734
Liabilities in Excess of Other Assets — (0.0)%	(777,654)

Net Assets — 100.0%	$8,831,613,080

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $8,832,390,734 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$3,364,548,367
Total Investments (Cost — $3,364,548,367) — 100.0%	3,364,548,367
Liabilities in Excess of Other Assets — (0.0)%	(298,360)

Net Assets — 100.0%	$3,364,250,007

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,364,548,367 and 60.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.02% - 0.05%, 8/01/13	$402,562	$402,562,000
0.03% - 0.05%, 8/08/13	175,419	175,417,929
0.02% - 0.12%, 8/15/13	346,855	346,850,881
0.01% - 0.14%, 8/22/13	279,518	279,514,170
0.03% - 0.05%, 8/29/13	449,000	448,988,683
0.05%, 9/05/13	125,000	124,994,308
0.05% - 0.12%, 9/12/13	160,000	159,986,408
0.11%, 9/19/13	48,000	47,996,135
0.11%, 9/26/13	35,000	34,994,011
0.06% - 0.11%, 10/03/13	60,000	59,992,300
0.05% - 0.10%, 10/10/13	100,000	99,987,968
0.05% - 0.09%, 10/17/13	100,000	99,986,098
0.04%, 10/24/13	44,000	43,996,099
0.08%, 11/07/13	35,000	34,992,378
0.08%, 11/21/13	25,000	24,993,661
0.08%, 12/05/13	90,000	89,974,886
0.08%, 12/19/13	20,000	19,993,778
0.09%, 1/02/14	30,000	29,988,129
0.08%, 1/09/14	25,000	24,990,720
0.08%, 1/16/14	20,000	19,993,000
US Treasury Obligations	Par (000)	Value
US Treasury Bills (a) (concluded):
0.07%, 1/23/14	$50,000	$49,982,317
0.07%, 1/30/14	25,000	24,991,785
US Treasury Notes:
0.75%, 8/15/13	50,000	50,013,332
0.13%, 9/30/13	40,000	40,003,695
0.50%, 10/15/13	7,000	7,006,502
0.25%, 10/31/13	68,700	68,728,415
0.25%, 11/30/13	11,200	11,206,025
0.25%, 1/31/14	8,000	8,003,168
0.25%, 2/28/14	25,500	25,510,252
0.25%, 4/30/14	15,365	15,380,042
1.00%, 5/15/14	16,000	16,109,351
0.63%, 7/15/14	13,755	13,814,743
Total Investments (Cost — $2,900,943,169*) — 116.5%		2,900,943,169
Liabilities in Excess of Other Assets — (16.5)%		(409,951,745)

Net Assets — 100.0%		$2,490,991,424

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments (concluded)	FFI Treasury Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,900,943,169	—	$2,900,943,169

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, a bank overdraft of $4,263 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.1%
HSBC Bank PLC:
0.32%, 12/12/13	$$ 40,000	$40,000,000
0.31%, 12/16/13	40,000	40,000,000
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	35,000	35,000,000

		115,000,000
Yankee (b) — 33.9%
Bank of Montreal, Chicago:
0.14%, 8/06/13	75,000	75,000,000
0.16%, 8/12/13	50,000	50,000,000
0.33%, 1/10/14 (a)	35,000	35,000,000
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	39,000	39,000,000
0.33%, 10/16/13 (a)	41,000	40,999,351
0.32%, 1/02/14 (a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.22%, 9/25/13	100,000	100,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.31%, 9/25/13	49,000	49,000,000
0.33%, 1/17/14	45,000	45,000,000
0.28%, 2/04/14	50,000	50,000,000
0.28%, 3/03/14	25,000	25,000,000
0.27%, 6/13/14	19,305	19,305,000
Credit Agricole Corp., NY, 0.13%, 8/01/13	50,000	50,000,000
Credit Industriel et Commercial, NY:
0.15%, 8/06/13	44,000	44,000,000
0.24%, 9/03/13	30,500	30,500,000
0.24%, 9/04/13	48,000	48,000,000
Credit Suisse, NY, 0.29%, 10/10/13	20,000	20,000,000
Deutsche Bank AG, NY, 0.24%, 8/29/13 (a)	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.29%, 8/20/13	64,500	64,500,000
Mizuho Corporate Bank Ltd., 0.23%, 8/16/13	55,000	55,000,000
Nordea Bank Finland PLC, NY, 0.25%, 1/17/14	20,000	20,000,000
Norinchukin Bank, NY:
0.12%, 8/06/13	95,000	95,000,000
0.12%, 8/07/13	125,000	125,000,000
Rabobank Nederland NV, NY:
0.38%, 10/29/13 (a)	45,000	45,000,000
0.41%, 1/08/14	50,000	50,000,000
0.39%, 1/17/14	50,000	50,000,000
Royal Bank of Canada, NY, 0.24%, 1/15/14 (a)	28,000	28,000,000
Societe Generale, NY, 0.30%, 9/03/13	42,000	42,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 8/20/13	50,000	50,000,000
0.23%, 9/06/13	40,000	40,000,000
0.21%, 11/01/13	50,000	50,000,000
0.24%, 11/08/13	86,000	86,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Svenska Handelsbanken, NY:
0.19%, 9/03/13	$44,990	$44,990,206
0.21%, 9/20/13	75,000	75,001,040
0.26%, 1/17/14	20,000	20,000,469
Toronto - Dominion Bank, NY:
0.27%, 10/21/13 (a)	35,000	35,000,000
0.23%, 1/21/14	45,000	45,000,000
0.26%, 7/24/14 (a)	31,000	31,000,000
Westpac Banking Corp., NY, 0.29%, 4/15/14 (a)	43,500	43,500,000
		1,890,796,066
Total Certificates of Deposit — 36.0%		2,005,796,066

Commercial Paper
Antalis US Funding Corp., 0.35%, 8/05/13 (c)	19,100	19,099,257
Australia & New Zealand Banking Group Ltd., 0.34%, 1/17/14 (a)	45,000	45,000,000
Bank Nederlandse Gemeenten, 0.22%, 1/23/14 (c)	22,000	21,976,472
Barton Capital LLC, 0.22%, 8/26/13 (c)	25,000	24,996,181
Bedford Row Funding Corp., 0.30%, 1/31/14 (c)	25,000	24,961,875
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	22,500	22,490,372
Cancara Asset Securitisation Ltd. (c):
0.18%, 8/28/13	65,000	64,991,225
0.19%, 9/04/13	47,000	46,991,566
Commonwealth Bank of Australia (a):
0.24%, 3/03/14	55,000	54,998,366
0.29%, 3/28/14	30,000	30,000,000
0.28%, 5/02/14	29,000	29,000,000
0.27%, 5/15/14	22,000	22,000,000
0.28%, 6/06/14	40,000	40,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	65,000	64,909,000
DNB Bank ASA (c):
0.28%, 9/17/13	40,000	39,985,378
0.20%, 10/07/13	79,150	79,120,539
0.26%, 1/27/14	29,000	28,962,510
Erste Abwicklungsanstalt (c):
0.26%, 10/07/13	50,000	49,976,271
0.32%, 10/08/13	20,000	19,987,911
0.45%, 11/29/13	25,000	24,962,500
Kells Funding LLC:
0.26%, 8/20/13 (c)	60,000	59,991,767
0.24%, 12/02/13 (c)	25,000	24,979,500
0.21%, 1/16/14 (a)(d)	40,000	40,000,000
0.21%, 2/03/14 (a)	50,000	50,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC (concluded):
0.24%, 3/14/14 (a)(d)	$30,000	$30,000,000
Mont Blanc Capital Corp., 0.22%, 9/09/13 (c)	47,871	47,859,591
Nederlandse Waterschapsbank NV:
0.31%, 12/16/13 (c)	10,000	9,988,203
0.33%, 5/21/14 (c)	30,000	29,919,425
0.28%, 7/28/14 (a)	9,000	9,001,803
0.29%, 7/30/14 (a)	9,000	9,001,813
Nieuw Amsterdam Receivables Corp., 0.18%, 8/05/13 (c)	30,000	29,999,400
Nordea Bank AB (c):
0.25%, 1/07/14	30,000	29,966,875
0.25%, 1/09/14	10,000	9,988,819
0.25%, 1/21/14	25,000	24,969,965
NRW Bank, 0.09%, 8/05/13 (c)	50,000	49,999,500
Societe Generale North America, Inc., 0.29%, 9/03/13 (c)	30,000	29,992,025
Sumitomo Mitsui Banking Corp., NY, 0.23%, 11/12/13 (c)	50,000	49,967,097
Thunder Bay Funding LLC, 0.24%, 12/16/13 (c)	20,000	19,981,733
Victory Receivables Corp., 0.20%, 9/12/13 (c)	60,200	60,185,953
Westpac Banking Corp., 0.30%, 7/09/14 (a)	36,230	36,230,000
Westpac Securities NZ Ltd., 0.35%, 1/02/14 (a)	24,500	24,500,591
Total Commercial Paper — 25.7%		1,430,933,483

Corporate Notes
Australia & New Zealand Banking Group Ltd., 1.01%, 1/10/14 (a)(d)	20,250	20,318,083
Commonwealth Bank of Australia, 1.00%, 3/17/14 (a)(d)	25,000	25,112,095
Export Development Canada, 0.14%, 2/04/14 (a)(d)	60,000	60,000,000
HSBC Bank PLC, 1.07%, 1/17/14 (a)(d)	50,000	50,193,807
National Australia Bank Ltd., 0.99%, 4/11/14 (a)(d)	7,150	7,186,839
NRW Bank, 1.38%, 8/26/13	32,568	32,592,038
Svenska Handelsbanken AB, 0.28%, 1/15/14 (a)(d)	40,200	40,200,000
Total Corporate Notes — 4.3%		235,602,862
Municipal Bonds (e)	Par (000)	Value
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.05%, 8/07/13	$11,750	$11,750,000
Illinois Finance Authority, RB, VRDN, University of Chicago (US Bank NA SBPA), 0.05%, 8/07/13	33,520	33,520,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System -F3 (TD Bank NA LOC), 0.04%, 8/07/13	49,095	49,095,000
New York State Energy Research & Development Authority, RB, VRDN, Consolidated Edison Co. of New York, Inc. Project, Series A (Scotia Bank LOC), 0.04%, 8/07/13	15,000	15,000,000
State of Texas, RB, VRDN, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.06%, 8/01/13 (d)(f)	20,000	20,000,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.05%, 8/07/13	7,870	7,870,000
University of Texas, Permanent University Fund, RB, VRDN, Series A, 0.03%, 8/07/13	11,445	11,445,000
Total Municipal Bonds — 2.7%		148,680,000

Time Deposits
ING Bank NV Amsterdam, 0.15%, 8/07/13	78,000	78,000,000
Natexis Banque, 0.10%, 8/01/13	152,000	152,000,000
Skandinaviska Enskilda Banken, NY, 0.09%, 8/01/13	150,000	150,000,000
Societe Generale, NY, 0.08%, 8/01/13	100,000	100,000,000
Total Time Deposits — 8.6%		480,000,000

US Government Sponsored Agency Obligations (a)
Federal Farm Credit Bank, 0.14%, 8/06/13	25,000	25,000,066
Federal Farm Credit Bank Variable Rate Notes, 0.12%, 11/08/13	75,000	74,997,966

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank, 0.18%, 12/20/13	$51,000	$51,008,596
Total US Government Sponsored Agency Obligations — 2.7%		151,006,628

US Treasury Obligations
US Treasury Bills (c):
0.10%, 9/12/13	50,000	49,993,397
0.11%, 9/19/13	50,000	49,992,854
0.08%, 12/19/13	47,000	46,985,835
US Treasury Notes:
0.25%, 11/30/13	60,000	60,028,547
0.25%, 3/31/14	50,000	50,041,837
1.88%, 4/30/14	80,000	81,039,102
0.25%, 5/31/14	25,000	25,021,958
Total US Treasury Obligations — 6.5%		363,103,530

Repurchase Agreements
Barclays Capital, Inc., 0.69%, 11/04/13 (Purchased on 7/01/13 to be repurchased at $50,120,750, collateralized by various Corporate Debt Obligations, 0.29% - 10.38% due 11/17/14 - 11/25/49, par and fair values of $215,413,623 and $57,577,669, respectively)	50,000	50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $57,577,669)		50,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 9/19/13 (Purchased on 7/31/13 to be repurchased at $12,008,457, collateralized by various Corporate Debt and US Government Sponsored Agency Obligations, 0.00% - 7.66% due 2/15/16 - 12/10/49, par and fair values of $85,932,496 and $12,788,151, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.65%, 9/04/13 (Purchased on 7/31/13 to be repurchased at $25,015,799, collateralized by various Corporate Debt Obligations, 0.32% - 7.93% due 12/10/25 - 6/15/49, par and fair values of $57,967,134 and $29,347,801, respectively)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $42,135,952)		37,000,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $310,000,775, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 1.57% due 1/29/14 - 5/01/20, par and fair values of $323,821,000 and $316,200,229, respectively)	$310,000	$310,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/05/13 (Purchased on 5/07/13 to be repurchased at $25,022,500, collateralized by various Corporate Debt Obligations, 0.00% - 9.75% due 1/31/18 - 12/11/49, par and fair values of $1,052,663,294 and $29,345,088, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (Purchased on 5/09/13 to be repurchased at $50,045,000, collateralized by various Corporate Debt Obligations, 0.00% - 48.48% due 7/15/19 - 12/11/49, par and fair values of $240,999,603 and $57,523,969, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (Purchased on 5/15/13 to be repurchased at $15,763,230, collateralized by various Corporate Debt Obligations, 0.00% - 6.75% due 7/15/19 - 06/25/58, par and fair values of $39,178,997 and $17,493,464, respectively)	15,750	15,750,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $420,562,750)		400,750,000
JPMorgan Securities, Inc., 0.17%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,118, collateralized by various Corporate Debt Obligations, 0.00% - 2.45% due 8/20/13 - 5/31/33, par and fair values of $26,289,000 and $26,254,484, respectively)	25,000	25,000,000
JPMorgan Securities, Inc., 0.39%, 8/08/13 (Purchased on 5/07/13 to be repurchased at $20,020,150, collateralized by various Corporate Debt Obligations, 0.00% - 7.75% due 8/23/13 - 2/01/41, par and fair values of $20,441,354 and $21,400,762, respectively)	20,000	20,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	3

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.57%, 8/22/13 (Purchased on 5/21/13 to be repurchased at $50,073,625, collateralized by various Corporate Debt Obligations, 1.12% - 7.63% due 1/13/14 - 2/01/41, par and fair values of $51,108,889 and $53,500,468, respectively)	$50,000	$50,000,000
JPMorgan Securities, Inc., 0.59%, 9/18/13 (Purchased on 6/17/13 to be repurchased at $20,030,483, collateralized by various Corporate Debt Obligations, 0.00% - 5.69% due 8/17/15 - 2/12/49, par and fair values of $28,276,488 and $21,404,244, respectively)	20,000	20,000,000
JPMorgan Securities, Inc., 0.34%, 9/16/13 (Purchased on 7/31/13 to be repurchased at $30,013,317, collateralized by various Corporate Debt Obligations, 0.00% - 9.45% due 1/13/14 - 3/20/43, par and fair values of $71,800,867 and $31,840,705, respectively) (e)	30,000	30,000,000
Total Value of JPMorgan Securities, Inc. (collateral value of $154,400,663)		145,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $14,000,062, collateralized by various Corporate Debt Obligations, 1.00% - 7.50% due 9/15/13 - 5/15/43, par and fair values of $14,147,905 and $14,700,001, respectively)	$14,000	$14,000,000
RBC Capital Markets LLC, 0.19%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $7,000,037, collateralized by various Corporate Debt Obligations, 0.00% - 8.86% due 8/19/13 - 4/25/46, par and fair values of $42,560,611 and $7,905,304, respectively)	7,000	7,000,000
Total Value of RBC Capital Markets LLC (collateral value of $22,605,305)		21,000,000
UBS Securities LLC, 0.27%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,750, collateralized by various Corporate Debt Obligations, 4.00% - 12.50% due 8/01/15 - 12/31/99, par and fair values of $120,893,279 and $119,035,803, respectively)	100,000	100,000,000
Total Value of UBS Securities LLC (collateral value of $119,035,803)		100,000,000
Total Repurchase Agreements — 13.5%		753,750,000
Total Investments (Cost — $5,568,872,569*) — 100.0%		5,568,872,569
Other Assets Less Liabilities — 0.0%		2,765,040

Net Assets — 100.0%		$5,571,637,609

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments (concluded)	Master Institutional Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,568,872,569	—	$5,568,872,569

Total	—	$5,568,872,569	—	$5,568,872,569

[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $9,676,173 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	5

Schedule of Investments July 31, 2013 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
Alabama Federal and Highway Finance Authority, RB, VRDN, Series 2W (Barclays Bank Plc SBPA), 0.11%, 8/07/13 (a)(b)	$1,600	$1,600,000
Birmingham Alabama Commercial Development Authority, RIB Floater Trust, RB, VRDN, Series 4WX (Barclays Bank Plc SBPA), 0.08%, 8/07/13 (b)(c)	10,000	10,000,000
Camden IDB Alabama, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (d)	1,000	1,019,713
City of Birmingham Alabama, GO, Refunding, Series A, 4.00%, 8/01/13	800	800,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (b):
Series A, 0.04%, 8/01/13	16,000	16,000,000
Series B, 0.04%, 8/01/13	25,000	25,000,000

		54,419,713
Arizona — 0.00%
Arizona Department of Transportation State Highway Fund Revenue, RB, Series A, 3.00%, 7/01/14	200	204,831
Arkansas — 1.4%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 8/07/13 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 8/07/13 (b)	14,285	14,285,000
City of Little Rock Arkansas, GO, 1.00%, 4/01/14	2,000	2,009,933

		21,159,933
California — 11.1%
ABAG Finance Authority for Nonprofit Corps., RB, VRDN, Acacia Creek at Union Project, Series A (Bank of America NA SBPA), 0.10%, 8/01/13 (b)	12,500	12,500,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), Scripps Health, Series B, (JPMorgan Chase Bank LOC), 0.05%, 8/07/13 (b)	16,700	16,700,000
Municipal Bonds	Par (000)	Value
California (concluded)
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	$13,000	$13,038,108
Series C, 2.00%, 4/01/14	31,450	31,825,651
Series G, 2.00%, 5/01/14	11,100	11,248,276
Series H, 2.00%, 6/02/14	6,500	6,597,401
Series I, 2.00%, 6/02/14	4,750	4,820,773
Subordinate, Series X, 2.00%, 10/01/13	1,100	1,103,038
California State University, 0.13%, 10/02/13	12,000	12,000,000
East Bay Municipal Utility District, Refunding RB, VRDN, Series A-2, 0.04%, 8/07/13 (b)	13,200	13,200,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, Series E-24 (Royal Bank of Canada SBPA), 0.10%, 8/01/31 (a)(c)(e)	11,360	11,360,000
Los Angeles County Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	1,500	1,510,886
Los Angeles Department of Water & Power, Refunding RB, VRDN, Power System, Sub-Series A4 (JPMorgan Chase Bank NA SBPA), 0.04%, 8/07/13 (b)	6,000	6,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.05%, 8/07/13 (b)	4,900	4,900,000
Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, FLOATS, 0.06%, 8/07/13 (a)(b)(c)	12,140	12,140,000
State of California, GO, Refunding, VRDN, Series B-1 (Bank of America NA LOC), 0.05%, 8/07/13 (b)	9,700	9,700,000

		168,644,133
Colorado — 3.0%
City & County of Denver Colorado School District No. 1, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-57 (State Street Bank & Trust Co. SBPA), 0.09%, 8/07/13 (b)	35,240	35,240,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A, (JPMorgan Chase & Co. LOC), 0.06%, 4/01/13 (b)	6,400	6,400,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.12%, 8/07/13 (b)	4,100	4,100,000

		45,740,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 0.5%
Connecticut Housing Finance Authority, RB, Housing Mortgage Finance Program, Series F, Sub-Series F-3, 0.70%, 5/15/41 (e)	$200	$200,000
Connecticut State Health & Educational Facilities Authority, RB, VRDN, Hotchkiss School, Series A, 0.05%, 8/07/13 (b)	1,300	1,300,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, VRDN (AGM) (Wells Fargo Bank, SBPA), 0.06%, 8/07/13 (b)	1,000	1,000,000
State of Connecticut, GO, Refunding, FLOATS, VRDN, Series 514 (Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)	5,000	5,000,000
State of Connecticut, RB, Revolving Fund, Series A, 4.00%, 2/01/14	300	305,580

		7,805,580
District of Columbia — 2.3%
District of Columbia, GO, 2.00%, 9/30/13	20,000	20,059,721
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC LOC) (Citibank NA SBPA), 0.07%, 8/07/13 (b)	15,515	15,515,000

		35,574,721
Florida — 1.6%
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3822 (JPMorgan Chase Bank NA SBPA), 0.11%, 8/07/13 (a)(b)(c)	8,500	8,500,000
County of Broward Florida, GO, Parks & Land Preservation Project, 5.00%, 1/01/14	1,300	1,325,687
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.05%, 8/07/13 (b)	4,500	4,500,000
County of Orlando & Orange Expressway Authority, RB, VRDN, Eagle, Class A (BHAC LOC) (Citibank NA SBPA), 0.07%, 8/07/13 (a)	8,100	8,100,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.08%, 8/07/13 (b)	400	400,000
Orlando Utilities Commission, Refunding RB, Series C, 4.00%, 10/01/13	700	704,396

		23,530,083
Municipal Bonds	Par (000)	Value
Georgia — 0.4%
County of Colquitt Georgia Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.25%, 8/07/13 (b)	$6,715	$6,715,000
Illinois — 1.4%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.31%, 8/07/13 (b)	1,200	1,200,000
Du County Page, RB, VRDN, Benedictine University, Series B (US Bank NA LOC), 0.04%, 8/07/13 (b)	2,107	2,107,000
Illinois Finance Authority, RB:
University of Chicago, Series B-3, 0.23%, 7/01/36 (b)	4,700	4,700,000
University of Chicago, 3.38%, 7/01/25 (e)(f)	600	609,225
Illinois Finance Authority, RB, VRDN, Rockford College Project (JPMorgan Chase Bank LOC), 0.46%, 8/07/13 (b)	565	565,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1115 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.10%, 8/07/13 (a)(b)(c)	4,600	4,600,000
Illinois State Health Facilities Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.04%, 8/07/13 (b)	8,000	8,000,000

		21,781,225
Indiana — 0.5%
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.08%, 8/07/13 (b)	5,375	5,375,000
Indiana University, RB, Student Fee, Series O, 5.25%, 8/01/15 (d)	1,900	1,900,000

		7,275,000
Iowa — 4.2%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.16%, 8/07/13 (b)	63,600	63,600,000
Kansas — 0.6%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.11%, 8/07/13 (b)	1,980	1,980,000

2	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), 0.11%, 8/07/13 (a)(b)(c)	$2,595	$2,595,000
Kansas Development Finance Authority, RB, Kansas Projects, Series A, 4.00%, 5/01/14	2,485	2,553,219
Kansas Development Finance Authority, Refunding RB, Series B, 3.00%, 5/01/14	1,540	1,571,963

		8,700,182
Kentucky — 0.8%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.29%, 8/07/13 (b)	2,065	2,065,000
Kentucky Economic Development Finance Authority, RB, VRDN, Baptist Healthcare Systems, Series B-1 (JPMorgan Chase Bank LOC), 0.06%, 8/01/13 (b)	9,900	9,900,000

		11,965,000
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.20%, 8/07/13	4,000	4,000,000
0.20%, 8/07/13	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, 0.04%, 8/01/13 (b)	6,900	6,900,000

		20,900,000
Maine — 0.1%
Town of Yarmouth Maine, GO, BAN, 1.00%, 10/15/13	2,135	2,138,295
Maryland — 4.5%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village, Inc. Project (Manufacturers & Traders LOC), 0.08%, 8/07/13 (b)	26,825	26,825,000
County of Prince George Maryland, Refunding RB, VRDN, Collington Episcopal Life Care Community, Inc., Series B (Bank of America NA LOC), 0.07%, 8/07/13 (b)	23,310	23,310,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.21%, 8/07/13	3,425	3,425,000
Municipal Bonds	Par (000)	Value
Maryland (concluded)
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b) (concluded):
Homewood Williamsport Facility, 0.11%, 8/07/13	$6,540	$6,540,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.21%, 8/07/13 (b)	1,821	1,821,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facility, 0.21%, 8/07/13	1,200	1,200,000
Linemark Printing Project, 0.26%, 8/07/13	4,725	4,725,000

		67,846,000
Massachusetts — 7.2%
City of Cambridge Massachusetts, GO, Municipal Purpose Loan, 3.30%, 1/01/14	600	607,644
City of Waltham Massachusetts, GO, Municipal Purpose Loan, 3.00%, 2/01/14	875	887,169
JPMorgan Chase Putters/Drivers Trust, RB, VRDN, Putters, Series 4328, 0.07%, 8/07/13 (a)(b)	13,500	13,500,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.15%, 2/26/14 (b)	4,550	4,550,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, Series A, (Barclays Bank Plc SBPA), 0.05%, 8/07/13 (b)	7,505	7,505,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.03%, 8/07/13 (b)	11,850	11,850,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.03%, 8/07/13 (b)	27,400	27,400,000
Massachusetts State Department of Transportation, RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.05%, 8/07/13 (b)	38,600	38,600,000
Town of Bourne Massachusetts, GO, Refunding, Municipal Purpose Loan of 2012, 2.00%, 12/15/13	605	608,823

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.15%, 2/26/14 (b)	$4,040	$4,040,000

		109,548,636
Michigan — 1.7%
Board of Trustees Michigan State, 0.12%, 9/05/13	15,225	15,225,000
Brighton Township, Sanitation Sewer Drainage District, GO, Refunding, 4.00%, 10/01/13	200	201,217
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.11%, 8/07/13 (b)(c)	1,400	1,400,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.15%, 2/26/14 (b)	5,840	5,840,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.07%, 8/01/13 (b)	500	500,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Bank of America NA LOC), 0.50%, 8/07/13 (b)	2,080	2,080,000

		25,246,217
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/13 (a)(b)	4,700	4,700,000
Mississippi — 0.4%
County of Rankin Mississippi School District, GO, Limited Tax Morgan Stanley, 2.25%, 8/01/14 (f)	500	509,575
Mississippi Business Finance Corp., RB, VRDN, Series K, 0.04%, 8/01/13 (b)	5,500	5,500,000

		6,009,575
Missouri — 1.1%
City of State Louis Missouri, GO, Trans, 2.00%, 5/30/14	6,100	6,191,314
Missouri State Regional Convention & Sports Complex Authority, 2.00%, 8/15/14 (f)	1,700	1,729,274
Municipal Bonds	Par (000)	Value
Missouri (concluded)
Palmyra Missouri IDA, RB, VRDN, BASF Corp. Project, AMT, BASF Corp. Project, AMT, 0.20%, 8/07/13 (b)	$8,000	$8,000,000

		15,920,588
Multi-State — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV LOC, Rabobank Nederland NV SBPA), 0.16%, 8/07/13 (a)(b)	4,560	4,560,000
Nebraska — 0.1%
City of Omaha Nebraska, GO, Refunding, 4.00%, 10/15/13	1,000	1,007,755
Nevada — 0.3%
County of Clark Nevada Airport System Revenue, RB, 2.00%, 7/01/14	4,700	4,770,749
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.25%, 8/07/13 (b)	2,520	2,520,000
New Jersey — 1.1%
County of Gloucester New Jersey, GO, BAN, Series A, 1.00%, 9/25/13	3,900	3,904,396
County of Morris New Jersey, GO, Series B, 1.00%, 12/15/13	915	917,551
New Jersey EDA, RB, VRDN (TD Bank NA LOC), 0.04%, 8/07/13 (b)	4,900	4,900,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, 0.04%, 8/07/13 (b)	2,300	2,300,000
Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, FLOATS (TD Bank NA LOC), 0.10%, 8/01/13 (a)(b)(c)	3,900	3,900,000
West Windsor-Plainsboro Regional School District, GO, Refunding, 3.00%, 12/01/13	600	605,416

		16,527,363
New York — 8.4%
Housing Development Corp., RB, Series C, 0.20%, 11/01/45 (b)	5,450	5,450,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC LOC) (Citibank NA SBPA), 0.07%, 8/07/13 (b)	7,000	7,000,000

4	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Industrial Development Agency, RB, VRDN, 1997 Korean Airlines Co. Ltd. Project, Series B, AMT (Kookmin Bank LOC), 0.17%, 8/07/13 (b)	$12,600	$12,600,000
New York City Industrial Development Agency, RB, VRDN, Korean Air Lines Co., Series A, AMT (Kookmin Bank LOC), 0.17%, 8/07/13 (b)	8,600	8,600,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Sub-Series A-2 (Mizuho Corporate Bank Ltd. SBPA), 0.03%, 8/01/13 (b)	9,775	9,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Water & Sewer System, FLOATS, Series 2843 (Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (b)	24,565	24,565,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA), 0.11%, 8/07/13 (a)(b)(c)	47,990	47,990,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.11%, 8/07/13 (b)	11,015	11,015,000

		126,995,000
North Carolina — 3.1%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA), 0.06%, 8/07/13 (a)(b)	2,595	2,595,000
City of Charlotte North Carolina, COP, VRDN, 2003 Government Facilities Project (Wells Fargo Bank NA SBPA), 0.05%, 8/07/13 (b)	18,800	18,800,000
City of Greensboro North Carolina, GO, Public Impt, Series A, 5.00%, 2/01/14	230	235,426
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 6/01/14	500	515,389
City of Raleigh North Carolina, GO, Refunding, Series D, 4.00%, 12/01/13	300	303,771
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009, 0.16%, 2/26/14 (b)	3,990	3,990,000
County of Buncombe North Carolina, GO, Refunding, Series A, 3.00%, 12/01/13	300	302,772
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (TD Bank NA LOC), 0.31%, 8/07/13 (b)	$1,800	$1,800,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7 Month Window, Series D, 0.16%, 2/26/14 (b)	8,375	8,375,000
County of Mecklenburg North Carolina, Refunding RB, COP, Series A, 0.13%, 2/01/14 (e)	3,850	3,850,000
County of Pitt North Carolina, COP, School Facilities Project, Series B (AMBAC), 5.00%, 4/01/14 (d)	650	670,575
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.06%, 8/07/13 (b)	4,515	4,515,000
State of North Carolina, RB, Vehicle, 5.00%, 3/01/14	700	719,132

		46,672,065
Ohio — 1.6%
City of Cleveland Ohio Airport System Revenue, RB, VRDN, Various Purpose, Series D (Bank of America LOC), 0.06%, 8/07/13 (b)	5,050	5,050,000
City of Columbus Ohio, GO, Various Purpose, Series A, 5.25%, 12/15/13	300	305,337
City of Willoughby Ohio, GO, BAN, Riverside Commons Improvement, 1.00%, 8/09/13	3,125	3,125,488
County of Lucas Ohio, GO, Various Purpose, 1.00%, 7/16/14	1,320	1,329,049
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.25%, 10/01/38 (e)	3,690	3,742,301
County of Trumbull Ohio, Refunding RB, VRDN, Shepherd (Manufacturers & Traders LOC), 0.08%, 8/07/13 (b)	5,525	5,525,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.06%, 8/07/13 (a)(b)	2,465	2,465,000
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health System Obligation, 0.09%, 1/01/14 (e)	2,000	2,000,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.05%, 8/01/13 (b)	100	100,000
State of Ohio, GO, Series K, 5.00%, 8/01/13 (g)	500	500,000

		24,142,175

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oklahoma — 0.00%
Oklahoma Turnpike Authority, Refunding RB, Oklahoma Turnpike System, Series A, Oklahoma Turnpike System, Series A, 5.00%, 1/01/14	$600	$611,848
Pennsylvania — 5.9%
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, Series A-2 (JPMorgan Chase & Co. NA LOC), 0.05%, 8/07/13 (b)	3,300	3,300,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN (b):
(RBC LOC), 0.05%, 8/07/13	2,200	2,200,000
Series B (TD Bank NA LOC), 0.04%, 8/07/13	20,700	20,700,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.16%, 8/07/13 (b)	15,800	15,800,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Gwynedd-Mercy College, Series P1, (TD Bank NA LOC, TD Bank NA SBPA), 0.05%, 8/07/13 (b)	2,000	2,000,000
Philadelphia Pennsylvania IDA, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.10%, 8/07/13 (b)	6,800	6,800,000
Philadelphia School District, GO, Refunding, VRDN (Barclays Bank PLC LOC), 0.06%, 8/07/13 (b)	19,400	19,400,000
State Mary Hospital Authority, RB, VRDN, Various Purpose, Catholic Health, Series B (Wells Fargo Bank SBPA), 0.04%, 8/07/13 (b)	18,500	18,500,000

		88,700,000
Rhode Island — 0.2%
State of Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC), 0.25%, 8/07/13 (b)	2,420	2,420,000
South Carolina — 1.1%
County of Beaufort South Carolina School District, GO, Series C, 6.50%, 3/01/14	650	673,610
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series DBE-1141 (Deutsche Bank AG SBPA, Guarantor), 0.11%, 8/07/13 (a)(b)(c)	2,905	2,905,000
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.07%, 8/07/13 (b)	$13,150	$13,150,000

		16,728,610
Tennessee — 2.2%
City of Oak Ridge Tennessee, GO, 2.00%, 6/01/14 (f)	650	658,860
Memphis Tennessee General Obligation, 0.12%, 9/05/13	15,000	15,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, Ascension, 0.15%, 2/26/14 (b)	18,125	18,125,000

		33,783,860
Texas — 13.4%
Board of Regents of the University of Texas System, Refunding RB, Financing System, Series A, 5.00%, 8/15/13	200	200,367
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (b):
0.20%, 8/07/13	24,500	24,500,000
Multi-Mode, 0.20%, 8/07/13	20,000	20,000,000
City of College Station Texas, GO, Refunding, 3.00%, 2/15/14	1,070	1,086,001
City of Dallas Texas, GO, Equipment Acquisition, 5.00%, 8/15/13	200	200,360
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.09%, 8/07/13 (b)	10,360	10,360,000
Harris County Transit Authority Sales & Use Tax, Refunding RB, VRDN, Series A, 0.08%, 8/07/13 (a)(b)	6,660	6,660,000
Leander Independent School District, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/13	500	500,914
North Texas Tollway Authority Revenue, 0.13%, 9/11/13	6,000	6,000,000
Permanent University Fund, RB, Prerefunded, Series B, 4.75%, 7/01/14 (d)	1,100	1,145,500
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.06%, 8/07/13 (b)	13,250	13,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA), 0.11%, 8/07/13 (a)(b)(c)	25,215	25,215,000

6	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.20%, 8/07/13	$15,000	$15,000,000
Multi-Mode, Atofina Project, Series B, 0.10%, 8/07/13	10,000	10,000,000
Total Petrochemicals Project, 0.10%, 8/07/13	35,000	35,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.09%, 8/07/13 (a)(b)	3,000	3,000,000
State of Texas, RB, VRDN, Putters, Series 4262, 0.06%, 8/01/13 (a)(b)	21,100	21,100,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.12%, 8/07/13 (b)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.06%, 8/07/13 (a)(b)	6,025	6,025,000

		202,443,142
Virginia — 2.3%
Alexandria Virginia IDA, RB, VRDN, Young Mens Christian Association (Manufacturers & Traders Trust Co. LOC), 0.11%, 8/07/13 (b)	750	750,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SPBA), 0.04%, 8/07/13 (b)	12,345	12,345,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.14%, 2/26/14 (b)	7,435	7,435,000
County of Fauquier Virginia, GO, School Buildings, 5.00%, 7/01/14	800	834,715
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.04%, 8/07/13 (b)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.13%, 8/07/13 (b)	1,280	1,280,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wachovia Bank NA SBPA), 0.24%, 8/07/13 (b)	3,470	3,470,000
Virginia College Building Authority, RB, VRDN, 21st Century College, Series B (Wachovia Bank NA SBPA), 0.04%, 8/01/13 (b)	7,635	7,635,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public Building Authority, Refunding RB, Series D, 5.00%, 8/01/13	$700	$700,000

		34,749,715
Washington — 2.8%
City of Everett Washington, Refunding RB, Water & Sewer, 3.00%, 12/01/13	700	706,443
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA), 0.19%, 8/07/13 (a)(b)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank SBPA), 0.08%, 8/07/13 (b)	10,040	10,040,000
County of Grant Washington Public Utility District No. 2, Refunding RB, Election Revenue, Series I, 5.00%, 1/01/14	1,500	1,529,280
State of Washington District Project, FYI Properties Lease, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA), 0.08%, 8/07/13 (a)(b)	11,320	11,320,000
Washington Health Care Facilities Authority, RB, Multicare Health System, Series D (Barclays Bank Plc LOC), 0.05%, 8/01/13 (b)	9,700	9,700,000

		43,025,723
West Virginia — 0.4%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.06%, 8/07/13 (b)	5,500	5,500,000
Wisconsin — 6.2%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.12%, 8/07/13 (b)	8,440	8,440,000
State of Wisconsin, ECN, 0.21%, 8/01/13	46,000	46,000,000
State of Wisconsin, ECN, Petroleum Inspection Fee, 0.21%, 8/01/13	13,000	13,000,000
State of Wisconsin, ECN, TECP, 0.18%, 9/05/13	2,800	2,800,000
Wisconsin Health & Educational Facilities Authority, RB, VRDN, Ascension Health Alliance, 0.12%, 8/07/13 (b)	6,900	6,900,000

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA), 0.11%, 8/07/13 (b)	$16,700	$16,700,000

		93,840,000
Wyoming — 2.5%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.16%, 8/07/13 (b)	4,600	4,600,000
Municipal Bonds	Par (000)	Value
Wyoming (concluded)
County of Laramie Wyoming, Refunding RB, VRDN, AMT Cheyenne Power Co. Project (Wells Fargo Bank NA LOC) (b):
Series A, 0.11%, 8/07/13	$5,000	$5,000,000
Series B, 0.11%, 8/07/13	3,500	3,500,000
County of Uinta Wyoming, RB, VRDN, Chevron USA Inc., Project, 0.04%, 8/01/13 (b)	25,000	25,000,000

		38,100,000
Total Municipal Bonds — 100.2%		1,516,522,717
Total Investments (Cost — $1,516,522,717*) — 100.2%		1,516,522,717
Liabilities in Excess of Other Assets — (0.2)%		(2,763,877)

Net Assets — 100.0%		$1,513,758,840

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Janney Montgomery Scott LLC	$658,860	—
Morgan Stanley & Co. LLC	$509,575	—
Goldman Sachs & Co.	$609,225	—
Wells Fargo Securities, LLC	$1,729,274	—

(g)	Security is collateralized by Municipal or US Treasury obligations.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	BAN	Bond Anticipation Notes
	BHAC	Berkshire Hathaway Assurance Corp.
	COP	Certificates of Participation
	DRIVERS	Derivative Inverse Tax-Exempt Receipts
	ECN	Extendible Commercial Note
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	Fannie Mae	Federal National Mortgage Association

8	MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

FLOATS	Floating Rate Securities
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
RIB	Residual Interest Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,516,522,717	—	$1,516,522,717
[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, a bank overdraft of $569,643 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

MASTER INSTITUTIONAL TAX-EXEMPT PORTFOLIO	JULY 31, 2013	9

Schedule of Investments July 31, 2013 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.7%
HSBC Bank PLC:
0.32%, 12/12/13	$40,000	$40,000,000
0.31%, 12/16/13	60,000	60,000,000
National Australia Bank Ltd., London (a):
0.27%, 8/07/13	100,000	100,000,000
0.29%, 10/21/13	45,000	45,000,000

		245,000,000
Yankee (b) — 37.0%
Bank of Montreal, Chicago, 0.33%, 1/10/14 (a)	55,000	55,000,000
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	63,000	63,000,000
0.22%, 10/10/13 (a)	85,000	85,000,000
0.32%, 10/16/13 (a)	66,000	65,998,956
0.32%, 1/02/14 (a)	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.22%, 9/25/13	150,000	150,000,000
BNP Paribas SA, NY:
0.41%, 9/05/13 (a)	50,000	50,000,000
0.39%, 11/15/13	49,200	49,200,000
Canadian Imperial Bank of Commerce, NY (a):
0.31%, 9/25/13	81,000	81,000,000
0.29%, 1/08/14	144,000	144,000,000
0.33%, 1/17/14	65,000	65,000,000
Credit Agricole Corp., NY, 0.13%, 8/01/13	150,000	150,000,000
Credit Industriel et Commercial, NY:
0.15%, 8/06/13	69,000	69,000,000
0.24%, 9/03/13	95,000	95,000,000
Credit Suisse, NY, 0.29%, 10/10/13	125,000	125,000,000
Deutsche Bank AG, NY, 0.24%, 8/29/13 (a)	45,000	45,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.29%, 8/20/13	75,000	75,000,000
Mizuho Corporate Bank Ltd., 0.23%, 8/16/13	75,000	75,000,000
National Bank of Canada, New York, 0.31%, 10/08/13 (a)	53,000	53,000,000
Natixis, NY, 0.32%, 11/01/13	75,000	75,000,000
Nordea Bank Finland PLC, NY:
0.25%, 1/17/14	25,000	25,000,000
0.25%, 2/03/14	35,000	35,000,000
Norinchukin Bank, NY:
0.12%, 8/06/13	55,000	55,000,000
0.12%, 8/07/13	250,000	250,000,000
Rabobank Nederland NV, NY:
0.38%, 10/29/13 (a)	72,500	72,500,000
0.39%, 1/17/14	70,000	70,000,000
0.35%, 3/17/14	75,000	75,000,000
Royal Bank of Canada, NY:
0.24%, 1/15/14 (a)	41,000	41,000,000
0.27%, 4/08/14	40,000	40,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Skandinaviska Enskilda Banken, NY, 0.09%, 8/01/13	$200,000	$200,000,000
Societe Generale, NY:
0.30%, 9/03/13	140,000	140,000,000
0.29%, 10/31/13	61,000	61,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 8/20/13	170,000	170,000,000
0.21%, 11/01/13	50,000	50,000,000
0.24%, 11/08/13	100,000	100,000,000
Svenska Handelsbanken, NY:
0.19%, 9/03/13	50,000	50,000,229
0.26%, 1/17/14	40,000	40,000,938
Toronto - Dominion Bank, NY (a):
0.27%, 10/21/13	40,000	40,000,000
0.26%, 7/24/14	47,000	47,000,000
UBS AG, Stamford, 0.27%, 8/19/13 (a)	70,000	70,000,697
Westpac Banking Corp., NY, 0.29%, 4/15/14 (a)	30,000	30,000,000

		3,266,700,820
Total Certificates of Deposit — 39.7%		3,511,700,820

Commercial Paper
Antalis US Funding Corp., 0.35%, 8/05/13 (c)	30,100	30,098,829
Australia & New Zealand Banking Group Ltd. (a):
0.34%, 1/17/14	70,000	70,000,000
0.30%, 2/25/14	71,500	71,519,299
Bedford Row Funding Corp., 0.30%, 3/17/14 (c)	40,000	39,924,000
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	77,500	77,466,836
CAFCO LLC (c):
0.23%, 8/08/13	50,000	49,997,764
0.24%, 8/26/13	100,000	99,983,333
Caisse D’ Amortissement De La Dette Sociale, 0.27%, 8/06/13 (c)	135,000	134,994,938
Cancara Asset Securitisation Ltd., 0.20%, 8/22/13 (c)	57,000	56,993,350
CHARTA LLC (c):
0.23%, 8/01/13	60,500	60,500,000
0.28%, 8/06/13	15,000	14,999,417
0.28%, 8/21/13	29,000	28,995,489
0.26%, 9/05/13	35,236	35,227,093
0.27%, 9/24/13	50,000	49,979,750
0.27%, 9/25/13	50,000	49,979,375
Commonwealth Bank of Australia (a):
0.33%, 11/01/13	41,000	41,000,000
0.33%, 11/08/13	35,000	34,999,032
0.24%, 3/03/14	50,000	49,998,515
0.29%, 3/28/14	45,000	45,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia (a) (concluded):
0.28%, 5/02/14	$47,000	$47,000,000
0.27%, 5/15/14	34,000	34,000,000
0.28%, 6/06/14	35,000	35,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	50,000	49,930,000
DNB Bank ASA, 0.26%, 1/27/14 (c)	46,000	45,940,532
Erste Abwicklungsanstalt (c):
0.40%, 10/11/13	50,000	49,960,556
0.45%, 11/29/13	25,000	24,962,500
General Electric Capital Corp., 0.24%, 9/04/13 (c)	35,000	34,992,067
GOVCO LLC, 0.29%, 10/10/13	100,000	99,943,611
ING (US) Funding LLC, 0.24%, 9/20/13 (c)	25,000	24,991,840
Kells Funding LLC:
0.25%, 9/19/13 (c)	100,000	99,965,972
0.26%, 11/01/13 (a)(d)	50,000	50,000,000
0.28%, 11/04/13 (a)	40,000	40,000,000
0.21%, 1/16/14 (a)(d)	20,000	20,000,000
0.21%, 2/03/14 (a)	25,000	25,000,000
0.25%, 2/07/14 (c)	50,000	49,934,028
Mont Blance Capital Corp., 0.25%, 9/19/13 (c)	49,969	49,951,997
Nederlandse Waterschapsbank NV (a):
0.29%, 7/07/14	50,000	50,004,717
0.30%, 7/25/14	50,000	50,009,786
0.30%, 7/28/14	13,000	13,002,604
0.31%, 7/30/14	13,000	13,002,619
Nordea Bank AB (c):
0.25%, 1/07/14	70,000	69,922,708
0.26%, 1/10/14	30,180	30,145,368
Northern Pines Funding LLC, 0.37%, 12/30/13 (c)	30,000	29,953,442
NRW Bank, 0.09%, 8/05/13 (c)	50,000	49,999,500
Societe Generale North America, Inc., 0.31%, 9/03/13 (c)	42,565	42,553,100
Westpac Banking Corp. (a):
0.38%, 11/29/13	25,000	24,999,983
0.30%, 7/09/14	58,855	58,855,000
Westpac Securities NZ Ltd., London, 0.34%, 1/30/14 (a)	83,500	83,497,488
Total Commercial Paper — 26.5%		2,339,176,438

Corporate Notes
Australia & New Zealand Banking Group Ltd., 1.01%, 1/10/14 (a)(d)	30,000	30,100,863
Commonwealth Bank of Australia (a)(d):
0.97%, 8/07/13	20,000	20,002,439
0.75%, 10/28/13	36,600	36,640,260
Corporate Notes	Par (000)	Value
Export Development Canada, MTN, 0.14%, 2/04/14 (a)(d)	$60,000	$60,000,000
HSBC Bank PLC, 1.63%, 8/12/13 (d)	108,960	109,000,482
National Australia Bank Ltd.:
0.98%, 11/08/13 (a)(d)	25,500	25,548,070
1.47%, 1/30/14	10,000	10,058,353
National Bank of Canada, New York, 0.57%, 8/06/13	150,000	150,006,163
Rabobank Nederland NV, MTN, 1.85%, 1/10/14	69,555	70,001,857
Shell International Finance BV, 4.00%, 3/21/14	140,812	144,056,830
Svenska Handelsbanken AB, 0.28%, 1/15/14 (a)(d)	63,400	63,400,000
Westpac Banking Corp., 0.82%, 8/23/13 (a)(d)	55,000	55,016,322
Total Corporate Notes — 8.8%		773,831,639

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.10%, 8/07/13	23,800	23,800,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products Chemicals Project, Series B, 0.04%, 8/07/13	24,400	24,400,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.04%, 8/07/13	32,490	32,490,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.04%, 8/07/13	7,000	7,000,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.05%, 8/07/13	33,600	33,600,000
New York State HFA, HRB, VRDN, 160 West 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.10%, 8/07/13	4,000	4,000,000
State of California, GO, Refunding, VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA SBPA), 0.10%, 8/07/13 (d)	39,289	39,289,000
State of Texas, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.06%, 8/01/13 (d)(f)	40,000	40,000,000
State of Texas, GO, VRDN, Veterans Housing Assistance, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.11%, 8/07/13	2,200	2,200,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.05%, 8/07/13	$11,760	$11,760,000
University of Texas, Permanent University Fund, RB, VRDN, System, Series A, 0.03%, 8/07/13	17,265	17,265,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.10%, 8/07/13	2,755	2,755,000
Total Municipal Bonds — 2.7%		238,559,000

Time Deposits
ING Bank, NV, 0.15%, 8/07/13	126,000	126,000,000
Natixis, 0.10%, 8/01/13	100,000	100,000,000
Societe Generale, NY:
0.08%, 8/01/13	100,000	100,000,000
0.27%, 8/01/13	61,000	61,000,000
Total Time Deposits — 4.4%		387,000,000

US Treasury Obligations
US Treasury Bills (c):
0.13%, 8/22/13	50,000	49,996,136
0.10%, 9/12/13	50,000	49,993,396
0.10% - 0.11%, 9/19/13	102,000	101,985,445
0.08%, 12/19/13	64,000	63,980,711
US Treasury Notes:
0.13%, 9/30/13	77,250	77,242,188
0.50%, 10/15/13	55,000	55,034,164
0.50%, 11/15/13	60,000	60,055,455
0.25%, 3/31/14	25,000	25,020,919
0.25%, 4/30/14	40,000	40,029,262
0.25%, 5/31/14	15,000	15,013,175
Total US Treasury Obligations — 6.1%		538,350,851

US Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes, 0.12%, 11/08/13 (a)	65,000	64,998,237
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.34%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $114,501,081, collateralized by various Corporate Debt Obligations, 0.00% - 10.40% due 5/25/15 - 5/10/63, par and fair values of $551,198,141 and $122,515,001, respectively)	$114,500	$114,500,000
Citigroup Global Markets, Inc., 0.63%, 9/04/13 (Purchased on 12/03/12 to be repurchased at $114,686,349, collateralized by various Corporate Debt Obligations, 0.00% - 6.81% due 5/25/15 - 5/10/63, par and fair values of $288,992,124 and $122,802,691, respectively)	114,500	114,500,000
Total Value of Citigroup Global Markets, Inc.(collateral value of $245,317,692)		229,000,000
Credit Suisse Securities (USA) LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $25,000,111, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 23.68% due 12/25/13 - 8/20/42, par and fair values of $418,007,597 and $26,754,652, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.65%, 9/04/13 (Purchased on 7/31/13 to be repurchased at $40,025,278, collateralized by various Corporate Debt Obligations, 0.32% - 7.93% due 3/15/20 - 6/15/49, par and fair values of $119,579,339 and $46,844,595, respectively)	40,000	40,000,000
Credit Suisse Securities (USA) LLC, 0.43%, 9/19/13 (Purchased on 7/31/13 to be repurchased at $18,012,685, collateralized by various Corporate Debt and US Government Sponsored Agency Obligations, 0.00% - 7.66% due 2/15/16 - 12/10/49, par and fair values of $30,066,087 and $19,176,867, respectively)	18,000	18,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $92,776,114)		83,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	3

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $225,000,563, collateralized by various US Government Sponsored Agency Obligations, 0.25% - 6.03% due 5/28/14 - 12/27/32, par and fair values of $254,323,000 and $229,501,002, respectively)	$225,000	$225,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/05/13 (Purchased on 5/07/13 to be repurchased at $39,035,100, collateralized by various Corporate Debt Obligations, 0.00% - 7.61% due 6/15/15 - 12/11/49, par and fair values of $1,943,137,601 and $46,620,146, respectively)	39,000	39,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (Purchased on 5/09/13 to be repurchased at $75,067,500, collateralized by various Corporate Debt Obligations, 0.00% - 48.48% due 1/31/18 - 6/11/50, par and fair values of $426,332,372 and $92,011,404, respectively)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.36%, 8/07/13 (Purchased on 5/15/13 to be repurchased at $25,771,630, collateralized by various Corporate Debt Obligations, 0.00% - 6.75% due 1/15/19 - 2/15/51, par and fair values of $51,647,920 and $28,710,130, respectively)	25,750	25,750,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $396,842,682)		364,750,000
JPMorgan Securities, Inc., 0.17%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $100,000,472, collateralized by various Corporate/Debt Obligations, 0.00%, due 8/01/13 - 11/01/13, par and fair values of $107,036,000 and $107,004,162, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.34%, 9/16/13 (Purchased on 7/31/13 to be repurchased at $20,008,878, collateralized by various Corporate/Debt Obligations, 0.00% - 9.45%, due 1/13/14 - 3/20/43, par and fair values of $45,198,503 and $21,210,998, respectively) (e)	20,000	20,000,000
Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.57%, 8/22/13 (Purchased on 5/21/13 to be repurchased at $75,110,438, collateralized by various Corporate/Debt Obligations, 0.36% - 6.65%, due 8/15/16 - 8/25/48, par and fair values of $101,150,921 and $80,251,459, respectively)	$75,000	$75,000,000
JPMorgan Securities, Inc., 0.59%, 9/18/13 (Purchased on 6/17/13 to be repurchased at $29,044,201, collateralized by various Corporate/Debt Obligations, 0.49% - 4.98%, due 4/07/15 - 1/25/41, par and fair values of $37,140,000 and $31,033,305 respectively)	29,000	29,000,000
Total Value of JPMorgan Securities, Inc. (collateral value of $239,499,924)		224,000,000
Mizuho Securities USA LLC, 0.32%, 8/01/13 (Purchased on 3/04/13 to be repurchased at $83,792,667, collateralized by various Corporate Debt Obligations, US Government Sponsored Agency Obligations and US Treasury Obligations, 0.00% - 10.00% due 12/31/13 - 8/12/48, par and fair values of $597,291,131 and $82,783,801, respectively)	75,000	75,000,000
Total Value of Mizuho Securities USA LLC (collateral value of $82,783,801)		75,000,000
RBC Capital Markets LLC, 0.16%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $22,000,098, collateralized by various Corporate Debt Obligations, 0.48% - 7.63% due 2/15/14 - 9/01/42, par and fair values of $22,490,294 and $23,100,000, respectively)	22,000	22,000,000
RBC Capital Markets LLC, 0.19%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $11,000,058, collateralized by various Corporate Debt Obligations, 0.00% - 9.10% due 8/19/13 - 12/10/49, par and fair values of $66,344,874 and $12,414,823, respectively)	11,000	11,000,000
Total Value of RBC Capital Markets LLC (collateral value of $35,514,823		33,000,000
Total Repurchase Agreements — 11.4%		1,008,750,000
Total Investments (Cost — $8,862,366,985*) — 100.3%		8,862,366,985
Liabilities in Excess of Other Assets — (0.3)%		(29,975,011)

Net Assets — 100.0%		$8,832,391,974

*	Cost for federal income tax purposes.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	Fannie Mae	Federal National Mortgage Association
	FLOATS	Floating Rate Securities
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	MTN	Medium Term Notes
	PUTTERS	Puttable Tax-Exempt Receipts
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013	5

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,862,366,985	—	$8,862,366,985

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $12,997,041 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

6	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 24, 2013